As filed with the Securities and Exchange Commission on
                           December 28, 2001

                                                Registration No. 2-67827
                                                                811-3061
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                SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549
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                            FORM N-1A
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       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
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                  Pre-Effective Amendment No.                      /   /
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               Post-Effective Amendment No. 24                     / X /
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       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY         / X /
                          ACT OF 1940                               ----
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                       Amendment No.  26                           / X /
                (Check appropriate box or boxes)                    ----
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              PUTNAM GLOBAL NATURAL RESOURCES FUND
     (Exact Name of Registrant as Specified in Charter)

     One Post Office Square, Boston, Massachusetts 02109
           (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code
                       (617) 292-1000

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       It is proposed that this filing will become effective
                    (check appropriate box)

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/   /  immediately upon filing pursuant to paragraph (b)
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/ X /  on December 30, 2001 pursuant to paragraph (b)
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/   /  60 days after filing pursuant to paragraph (a)(1)
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/   /  on (date) pursuant to paragraph (a)(1)
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/   /  75 days after filing pursuant to paragraph (a)(2)
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/   /  on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/   /  this post-effective amendment designates a new
----   effective date for a previously filed post-effective amendment.

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               JOHN R. VERANI, Vice President
             PUTNAM GLOBAL NATURAL RESOURCES FUND
                   One Post Office Square
                 Boston, Massachusetts 02109
           (Name and address of agent for service)

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                         Copy to:
               JOHN W. GERSTMAYR, Esquire
                      ROPES & GRAY
               One International Place
             Boston, Massachusetts 02110






Prospectus

December 30, 2001

Putnam Global Natural Resources Fund

Class A, B, C and M shares

Investment Category: Blend

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 3  Performance information

 4  Fees and expenses

 5  What are the fund's main investment strategies and related risks?

 9  Who manages the fund?

10  How does the fund price its shares?

10  How do I buy fund shares?

13  How do I sell fund shares?

15  How do I exchange fund shares?

16  Fund distributions and taxes

17  Financial highlights

[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GLOBAL STOCKS

We invest mainly in common stocks of companies worldwide in the energy and other natural resources industries that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. We invest mainly in midsized and large companies, although we can invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risks of investing in a limited group of industries. Investments in the energy and other natural resources industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This vulnerability to factors affecting a limited group of industries is significantly greater than it would be for a fund that invests in a broader range of industries, and may result in greater fund losses and volatility.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of one of the fund's classes of shares, class A shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1991           7.08%

1992           6.81%
1993          13.46%
1994          -2.80%
1995          24.72%
1996          19.16%
1997          16.17%
1998         -13.38%
1999          24.26%

2000          20.06%


Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Year-to-date performance through 9/30/01 was -17.80%. During the periods shown in the bar chart, the highest return for a quarter was 16.06% (quarter ending 6/30/99) and the lowest return for a quarter was -10.99% (quarter ending 9/30/98).

Average Annual Total Returns (for periods ending 12/31/00)
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                                              Past       Past       Past
                                             1 year     5 years   10 years
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Class A                                      13.14%     11.02%     10.25%
Class B                                      14.09%     11.21%     10.06%
Class C                                      18.15%     11.50%     10.07%
Class M                                      15.24%     10.97%      9.93%
Standard & Poor's 500 Index                  -9.10%     18.32%     17.45%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges; class B and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/00 and, for class B shares, assumes conversion to class A shares after eight years. For periods before the inception of class B shares (2/01/94), class C shares (7/26/99) and class M shares (7/03/95), performance shown for these classes in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by the class B, class C and class M shares. The fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)
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                                      Class A   Class B   Class C   Class M
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Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
the offering price)                   5.75%     NONE      NONE     3.50%

Maximum Deferred Sales Charge (Load)
(as a percentage of the original
purchase price or redemption
proceeds, whichever is lower)         NONE*    5.00%     1.00%      NONE*
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Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
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                                                                Total Annual
                       Management  Distribution      Other     Fund Operating
                          Fees     (12b-1) Fees     Expenses      Expenses
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Class A                  0.70%         0.25%         0.19%         1.14%
Class B                  0.70%         1.00%         0.19%         1.89%
Class C                  0.70%         1.00%         0.19%         1.89%
Class M                  0.70%         0.75%         0.19%         1.64%
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* A deferred sales charge of up to 1% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then, except as shown for class B shares and class C shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.
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                        1 year        3 years     5 years      10 years
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Class A                  $685          $916        $1,167        $1,881
Class B                  $692          $894        $1,221        $2,016*
Class B
(no redemption)          $192          $594        $1,021        $2,016*
Class C                  $292          $594        $1,021        $2,212
Class C
(no redemption)          $192          $594        $1,021        $2,212
Class M                  $511          $849        $1,211        $2,226
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* Reflects the conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs no more than eight years after purchase.

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in stocks of companies in the energy and other natural resources industries. Under normal market conditions, we invest at least 80% of the fund's total assets in securities of companies in the energy or other natural resources industries. We consider a company to be in the energy or other natural resources industries if at the time of investment we determine that at least 50% of the company's assets, revenues or profits are derived from these industries. Under normal market conditions, we invest at least 65% of the fund's total assets in the equity securities of companies located in at least three different countries, one of which may be the United States. To determine whether a company is located in a particular country, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

* Foreign investments. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Lower yield: Common stocks of foreign companies have historically offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

* Industry focus. We invest mainly in companies that we consider to be principally engaged in the discovery, development, production or distribution of energy or other natural resources, the development of technologies for the production or efficient use of energy and other natural resources, or the furnishing of related supplies or services. Events that affect the energy or other natural resources industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, changes in crude oil prices may affect both those industries that produce, refine and distribute petroleum products and industries that supply alternate sources of energy. In addition, certain natural resources industries are subject to greater governmental regulation than are other industries; therefore, changes in regulatory policies may be more likely to adversely affect the fund.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the fund to receive taxable income, which could increase the amount of taxes payable by shareholders.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities and debt instruments, which may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United States. We may choose, however, not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.70% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The Putnam Natural Resources Team has primary responsibility for the day-to-day management of the fund's portfolio.


How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($15 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $15 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

* Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Investor Services.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of four classes of fund shares: A, B, C and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 5.75%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of up to 5.00% if you sell shares within six years of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* Convert automatically to class A shares after eight years, reducing the future 12b-1 fee (may convert sooner in some cases)

* Orders for one or more funds totaling $250,000 or more per day and cumulative orders of $1,000,000 or more in accounts eligible to purchase class A shares with reduced or no initial sales charge under a right of accumulation will be treated as orders for class A shares or refused

Class C shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of 1.00% if you sell shares within one year of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Class M shares

* Initial sales charge of up to 3.50%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

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Initial sales charges for class A and M shares
-------------------------------------------------------------------------------
                        Class A sales charge         Class M sales charge
                         as a percentage of:          as a percentage of:
-------------------------------------------------------------------------------
Amount of purchase       Net amount    Offering    Net amount    Offering
at offering price ($)     invested      price*      invested      price*
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Under 50,000                6.10%        5.75%        3.63%        3.50%
50,000 but under
100,000                     4.71         4.50         2.56         2.50
100,000 but under
250,000                     3.63         3.50         1.52         1.50
250,000 but under
500,000                     2.56         2.50         1.01         1.00
500,000 but under
1,000,000                   2.04         2.00         NONE         NONE
1,000,000 and above         NONE         NONE         NONE         NONE
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* Offering price includes sales charge.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase       1      2      3      4      5      6     7+
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Charge                    5%     4%     3%     3%     2%     1%    0%

A deferred sales charge of 1% will apply to class C shares if redeemed within one year of purchase. A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge if redeemed within two years of purchase. A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

* Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A and class M shares to 0.25% and 0.75% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.

How do I sell fund shares?

You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may be up to 15 calendar days after the purchase date.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for your shares. The telephone redemption privilege may be modified or terminated without notice.

* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?

If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete and return an Exchange Authorization Form, which is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone exchange privilege is not available if the fund issued certificates for your shares. You may also exchange shares via the Internet at www.putnaminvestments.com. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes

The fund normally distributes any net investment income and any net realized capital gains annually. You may choose to:

* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year are taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less are taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund's investment in foreign securities or foreign currencies may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand a fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information for the years ended August 31, 2001 and 2000 has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request. The information for all periods prior to the year ended August 31, 2000 has been derived from the fund's financial statements which have been audited by the fund's previous independent accountants.



FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended August 31
------------------------------------------------------------------------------------------------------------
                                          2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $21.79       $19.98       $15.28       $22.13       $18.03
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .14          .14          .20          .20          .25
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                (.79)        2.17         5.91        (5.47)        5.18
------------------------------------------------------------------------------------------------------------
Total from
investment operations                     (.65)        2.31         6.11        (5.27)        5.43
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.12)        (.19)        (.23)        (.21)        (.16)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                           (1.44)        (.31)       (1.06)       (1.37)       (1.17)
------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                --           --         (.12)          --           --
------------------------------------------------------------------------------------------------------------
Total distributions                      (1.56)        (.50)       (1.41)       (1.58)       (1.33)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $19.58       $21.79       $19.98       $15.28       $22.13
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   (3.25)       12.07        42.50       (25.34)       31.39
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $192,785     $206,190     $200,824     $157,589     $239,539
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.14         1.15         1.16         1.20         1.23
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  .69          .74         1.09          .95         1.26
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  102.45       199.50       118.37        28.63        39.25
------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended August 31
------------------------------------------------------------------------------------------------------------
                                          2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $21.37       $19.61       $15.00       $21.77       $17.81
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)          (.01)        (.01)         .06          .04          .10
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                (.78)        2.13         5.81        (5.37)        5.11
------------------------------------------------------------------------------------------------------------
Total from
investment operations                     (.79)        2.12         5.87        (5.33)        5.21
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                           --         (.05)        (.08)        (.07)        (.08)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                           (1.44)        (.31)       (1.06)       (1.37)       (1.17)
------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                --           --         (.12)          --           --
------------------------------------------------------------------------------------------------------------
Total distributions                      (1.44)        (.36)       (1.26)       (1.44)       (1.25)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $19.14       $21.37       $19.61       $15.00       $21.77
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   (3.98)       11.19        41.42       (25.91)       30.40
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $113,258     $126,004     $146,228     $107,252     $142,442
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.89         1.90         1.91         1.95         1.98
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                 (.07)        (.04)         .35          .21          .52
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  102.45       199.50       118.37        28.63        39.25
------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------

                                                                                        For the period
Per-share                                                                               July 26, 1999+
operating performance                                     Year ended August 31           to August 31
------------------------------------------------------------------------------------------------------------
                                                        2001               2000               1999
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                   $21.64             $19.98             $19.78
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income (a)                                 -- (d)            .03                .02
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                              (.81)              2.12                .18
------------------------------------------------------------------------------------------------------------
Total from
investment operations                                   (.81)              2.15                .20
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                                       (.05)              (.18)                --
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         (1.44)              (.31)                --
------------------------------------------------------------------------------------------------------------
Total distributions                                    (1.49)              (.49)                --
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                         $19.34             $21.64             $19.98
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                 (4.03)             11.22               1.01 *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                        $7,878             $4,040               $209
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                               1.89               1.90                .19 *
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                               (.02)               .14                .13 *
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                102.45             199.50             118.37
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements.

(d) Amount represents less than $0.01 per shares.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended August 31
------------------------------------------------------------------------------------------------------------
                                          2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $21.62       $19.82       $15.15       $21.99       $17.97
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .03          .05          .11          .09          .15
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                (.78)        2.14         5.86        (5.42)        5.16
------------------------------------------------------------------------------------------------------------
Total from
investment operations                     (.75)        2.19         5.97        (5.33)        5.31
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                           -- (d)     (.08)        (.12)        (.14)        (.12)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                           (1.44)        (.31)       (1.06)       (1.37)       (1.17)
------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                --           --         (.12)          --           --
------------------------------------------------------------------------------------------------------------
Total distributions                      (1.44)        (.39)       (1.30)       (1.51)       (1.29)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $19.43       $21.62       $19.82       $15.15       $21.99
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   (3.73)       11.47        41.72       (25.73)       30.79
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $5,448       $8,254      $10,537       $5,926       $7,853
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.64         1.65         1.66         1.70         1.73
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  .16          .26          .62          .45          .77
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  102.45       199.50       118.37        28.63        39.25
------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements.

(d) Amount represents less than $0.01 per share.



Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

* SYSTEMATIC INVESTMENT PLAN

Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th or 31st. The amount you choose will be automatically transferred each month from your checking or savings account.

* SYSTEMATIC WITHDRAWAL

Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from your Putnam mutual fund account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th or 31st.

* SYSTEMATIC EXCHANGE

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

* FREE EXCHANGE PRIVILEGE

Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

* DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

* STATEMENT OF INTENTION

To reduce a front-end sales charge, you may agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your investment advisor should notify Putnam Investor Services that a Statement of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and system atic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at www.putnaminvestments.com.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll free at 1-800-225-1581.


For more information
about Putnam Global
Natural Resources Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI and the independent accountants' reports and financial statements included in the fund's three most recent annual reports to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-225-1581.


You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 41203
             Providence, Rhode Island 02940-1203

             www.putnaminvestments.com

             File No. 811-3061          NP007 73751 12/01






PUTNAM GLOBAL NATURAL RESOURCES FUND

FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

December 30, 2001

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the fund's annual reports. For a free copy of the fund's annual report or prospectus dated December 30, 2001, as revised from time to time, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.


TABLE OF CONTENTS

PART I

FUND ORGANIZATION AND CLASSIFICATION                                I-3
INVESTMENT RESTRICTIONS                                             I-4
CHARGES AND EXPENSES                                                I-6
INVESTMENT PERFORMANCE                                             I-13
ADDITIONAL OFFICERS                                                I-14
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS                   I-14

PART II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS          II-1
TAXES                                                             II-24
MANAGEMENT                                                        II-28
DETERMINATION OF NET ASSET VALUE                                  II-35
HOW TO BUY SHARES                                                 II-37
DISTRIBUTION PLANS                                                II-46
INVESTOR SERVICES                                                 II-49
SIGNATURE GUARANTEES                                              II-53
SUSPENSION OF REDEMPTIONS                                         II-53
SHAREHOLDER LIABILITY                                             II-53
STANDARD PERFORMANCE MEASURES                                     II-54
COMPARISON OF PORTFOLIO PERFORMANCE                               II-55
SECURITIES RATINGS                                                II-59
DEFINITIONS                                                       II-63

SAI
PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam Global Natural Resources Fund is a Massachusetts business trust organized on February 1, 1985, as the successor to Eberstadt
Energy-Resources Fund, Inc., a Maryland corporation organized in May 1980. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The fund is an open-end management investment company with an unlimited number of authorized shares of beneficial interest which may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.


INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(3) Borrow money, except for temporary or emergency purposes and then in an amount not in excess of 5% of the market value of its total assets (not including the amount borrowed).

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements or by lending its portfolio securities.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(6) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(7) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry, except that the fund may invest more than 25% of its total assets in securities of issuers in any industry in the energy and resources group of industries. (The fund will invest at least 80% of its net assets at all times in the securities of companies principally engaged in the energy, natural resource and related areas, as defined in the prospectus, except when investing for defensive purposes.)

(8) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities law.

(9) Issue senior securities (except insofar as the fund may be deemed to be doing so by virtue of restrictions 1 or 4 above).

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would then be invested in the securities described in
(a), (b) and (c) above.

(2) Foreign investments. The fund normally invests at least 65% of its total assets in equity securities of companies located in at least three countries, one of which may be the United States. We consider the following types of companies to be located in a country other than the United States:

* companies organized under the laws of a country other than the United States,

* companies whose principal office is located outside the United States,

* companies whose securities are principally traded on foreign markets,

* companies that earn 50% or more of their total revenues or profits from business outside of the United States, or

* companies with 50% or more of their assets located in a country outside of the United States


All percentage limitations on investments (other than pursuant to non-fundamental restriction above (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


CHARGES AND EXPENSES

Management fees

Under a Management Contract dated December 20, 1996 the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million of average net assets;
0.55% of the next $500 million of average net assets;
0.50% of the next $5 billion of average net assets;
0.475% of the next $5 billion of average net assets;
0.455% of the next $5 billion of average net assets;
0.44% of the next $5 billion of average net assets; and 0.43% of any excess thereafter.

For the past three fiscal years, pursuant to the management contract, the fund incurred the following fees:

Fiscal year           Management fee paid

2001                       $2,390,852
2000                       $2,285,658
1999                       $2,242,901

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:


                          Brokerage
Fiscal year              commissions

2001                       $856,252
2000                     $1,696,049
1999                       $930,977

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

Dollar value         Percentage of
  of these              total               Amount of
transactions         transactions          commissions

$122,608,119           14.15%               $161,414

At the end of fiscal 2001, the fund did not hold securities of any of the fund's regular broker-dealers.

Administrative expense reimbursement

The fund reimbursed Putnam Management for administrative services during fiscal 2001, including compensation of certain fund officers and contributions to the Putnam Investments, LLC Profit Sharing Retirement Plan for their benefit, as follows:


                           Portion of total
                           reimbursement for
Total                      compensation and
reimbursement               contributions

$8,400                         $7,001

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as a Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.
The Trustees meet monthly over a two-day period, except in August. The Executive Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2001 and the fees paid to each Trustee by all of the Putnam funds during calendar year 2000:




COMPENSATION TABLE

                                                      Estimated annual        Total
                 Aggregate     Pension or retirement  benefits from all   compensation
            compensation from  benefits accrued as    Putnam funds upon  from all Putnam
Trustees/Year  the fund (1)    part of fund expenses   retirement (2)      funds (3)
----------------------------------------------------------------------------------------

Jameson A. Baxter/
1994             $837                 $197                $100,000          $200,000 (4)

Charles B. Curtis/
2001 (8)          837                   --                $100,000                --

Hans H. Estin/
1972 (5)          808                  409                 $97,904           200,500

John A. Hill/
1985 (7)        1,155                  309                 200,000           269,000 (4)

Ronald J. Jackson/
1996              837                  218                 100,000           200,000 (4)

Paul L. Joskow/
1997              819                  150                 100,000           200,000 (4)

Elizabeth T. Kennan/
1992              830                  289                 100,000           199,500

Lawrence J. Lasser/
1992 (6)            0                  154                  92,500           107,000

John H. Mullin, III/
1997              838                  226                 100,000           199,000 (4)

Robert E. Patterson/
1984              833                  144                 100,000           200,000

George Putnam, III/
1984 (7)          976                  131                 150,000           225,000

A.J.C. Smith/
1986 (6)            0                  289                  91,833           106,000

W. Thomas Stephens/
1997              820                  211                 100,000           198,500 (4)

W. Nicholas Thorndike/
1992              822                  406                 100,000           197,000


(1) Includes an annual retainer and an attendance fee for each meeting attended.

(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2000.

(3) As of December 31, 2000, there were 124 funds in the Putnam family.

(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.

(5) Reflects retirement from the Board of Trustees of the Putnam funds on June 30, 2001.

(6) Commencing July 1, 2000, Marsh & McLennan Companies, Inc., compensates Mr. Lasser and Mr. Smith for their services as Trustees.
The estimated annual retirement benefits and related fund expenses shown in this table for Messrs. Lasser and Smith reflect benefits earned under the funds' retirement plan prior to that date.

(7) Includes additional compensation for services commencing July 1, 2000.

(8) Elected by the Board of Trustees as a Trustee effective July 1, 2001. The fund will not accrue expenses for Mr. Curtis' retirement and pension benefits until 2002.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in
Part II of this SAI.

Share ownership

At November 30, 2001, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.

Class                Shareholder name and address           Percentage owned

  B             Merrill, Lynch, Pierce, Fenner & Smith            6.30%
                4800 Dear Lake Dr. East
                Jacksonville, FL 32246-6484

  C             Merrill, Lynch, Pierce, Fenner & Smith           11.50
                4800 Dear Lake Dr. East
                Jacksonville, FL 32246-6484

  C             Huntleigh Securities                              5.30%
                8000 Maryland Avenue
                St. Louis, MO 63105

  M             Edward D. Jones & Co.                             5.90%
                201 Progress Parkway
                Maryland Heights, MO 63043-3003

Distribution fees

During fiscal 2001, the fund paid the following 12b-1 fees to Putnam Retail Management Limited Partnership (Putnam Retail Management), formerly Putnam Mutual Funds Corp.:

        Class A        Class B        Class C        Class M

        $514,207     $1,224,755       $62,377        $50,758

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

                                        Sales charges
                   Total               retained by Putnam        Contingent
Fiscal           front-end             Retail Management       deferred sales
 year          sales charges        after dealer concessions       charges

2001             $478,888                   $76,123                 $2,989
2000             $282,953                   $44,023                $14,877
1999             $543,194                   $82,948                 $1,526

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

Fiscal year    Contingent deferred sales charges

2001                       $182,772
2000                       $362,026
1999                       $321,507

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

Fiscal year    Contingent deferred sales charges

2001                        $12,031
2000                           $708
1999                             $0

Class M sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

                                        Sales charges
                   Total               retained by Putnam         Contingent
Fiscal           front-end              Retail Management       deferred sales
 year          sales charges        after dealer concessions        charges

2001              $7,870                     $1,272                 $
2000             $12,121                     $1,900                 N/A
1999             $38,000                     $6,309                 N/A

Investor servicing and custody fees and expenses

During the 2001 fiscal year, the fund incurred $465,106 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.


INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended August 31, 2001)

                          Class A    Class B     Class C     Class M
Inception Date            7/24/80     2/1/94     7/26/99      7/3/95

Average annual total return

1 year                    -8.81%      -8.46%      -4.92%      -7.09%
5 years                    7.39%       7.55%       7.86%       7.35%
10 years                   7.75%       7.57%       7.58%       7.45%

Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.

Returns for class B and class C shares reflect the deduction of the applicable contingent deferred sales charge ("CDSC"), which for class B is 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter, and for class C is 1% in the first year and eliminated thereafter.

Returns shown for class B, class C, and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the deduction of the initial sales charge or CDSC, if any, currently applicable to each class and the higher operating expenses applicable to such shares.

Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance Measures" in Part II of this SAI for information on how performance is calculated.


ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, LLC

Officer Name (Date of birth) (Number of funds)

Justin Scott (9/16/57)(20 funds). Managing Director of Putnam
Management.

Paul Warren (1/6/60)(11 funds). Managing Director of Putnam Management. Prior to May 1997, Mr. Warren was a Director at IDS Fund Management.

Kevin M. Divney (10/16/64)(4 funds). Senior Vice President of Putnam Management. Prior to July 1997, Mr. Divney was an Investment Officer at Franklin Portfolio Associates.

James F. Falvey (9/11/66) (1 fund), Senior Vice President of Putnam Management. Prior to August 2000, Mr. Falvey was a Senior Vice President at Dresdner, Kleinwort, Benson and prior to January 1998, he was a Senior Oil Analyst at Salomon Smith Barney.


INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, are the fund's independent accountants providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. For all periods prior to the year ended August 31, 2000, the fund's independent accountants were PricewaterhouseCoopers LLP. The Reports of Independent Accountants, financial highlights and financial statements included in the fund's Annual Reports for the fiscal years ended August 31, 1999, August 31, 2000 and August 31, 2001 are incorporated by reference into this SAI. The fund's Annual Report for the fiscal year ended August 31, 2001 was filed electronically on October 25, 2001 (File No. 811-3061). The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the reports of the independent accountants and previous independent accountants, PricewaterhouseCoopers LLP given on their authority as experts in auditing and accounting.



PUTNAM GLOBAL NATURAL RESOURCES FUND
FORM N-1A
PART C

OTHER INFORMATION

Item 23. Exhibits

(a) Agreement and Declaration of Trust, as amended August 12, 1996 -- Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement.
(b) By-Laws, as amended through July 21, 2000 -- Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement.
(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.
(c)(2)  Portions of By-Laws Relating to Shareholders' Rights --
        Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.
(d) Management Contract dated December 20, 1996 -- Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement.
(e)(1) Distributor's Contract dated May 6, 1994 -- Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.
(e)(2) Form of Dealer Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
(e)(3) Form of Financial Institution Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
(f) Trustee Retirement Plan dated October 4, 1996 -- Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement.
(g) Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended June 1, 2001.
(h) Investor Servicing Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
(i) Opinion of Ropes & Gray, including consent -- Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement.
(j)(1)  Consent of Independent Accountants -- PricewaterhouseCoopers
        LLP.
(j)(2)  Consent of Independent Accountants -- KPMG LLP.
(k)     Not applicable.
(l)     Investment Letter from Putnam Investments, LLC to the Registrant
        -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
(m)(1) Class A Distribution Plan and Agreement -- Incorporated by reference to Post- Effective Amendment No. 17 to the Registrant's Registration Statement.
(m)(2) Class B Distribution Plan and Agreement -- Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.
(m)(3) Class C Distribution Plan and Agreement -- Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement.
(m)(4) Class M Distribution Plan and Agreement -- Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement.
(m)(5) Form of Dealer Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement.
(m)(6) Form of Financial Institution Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement.
(n)     Rule 18f-3 Plan -- dated June 1, 2001.
(p)(1) The Putnam Funds Code of Ethics -- Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement.
(p)(2) Putnam Investments Code of Ethics - Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement.

Item 24. Persons Controlled by or under Common Control with the Fund

         None.

Item 25. Indemnification


The information required by this item is incorporated herein by reference to Post- Effective Amendment No. 22 from the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-3061).


Items 26 and 27.


Item 26. Business and Other Connections of Investment Adviser

Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is one Post Office Square, Boston, Massachusetts 02109.

Name                          Non-Putnam business and other connections

Blake Anderson                Trustee, Salem Female Charitable Society,
Managing Director             Salem MA 01970

Stephen A. Balter             Prior to March 2000, Vice President and
Vice President                Analyst, Pioneer Investment Management,
                              60 State St., Boston, MA 02109

Andrew R. Barker              Prior to August 2001, Director and Senior
Senior Vice President         Vice President, Schroder Investment Management
                              North America Inc., 787 7th Avenue,
                              New York, NY 10019

Fabrice Bay                   Prior to April 2001, Managing Director,
Senior Vice President         Deutsche Bank Equities, A.G.

Tinh D. Bui                   Prior to August 2001, Managing Director -
Senior Vice President         Portfolio Manager, PPM America, Inc.,
                              225 W. Wacker Dr., Chicago, IL 60606

Paul L. Check                 Prior to October 2000, Morgan Stanley Dean
Vice President                Witter, 1585 Broadway, New York, NY 10036

Myung Chol Chon               Prior to March 2001, Manager, Risk Management-
Vice President                Trading, Royal Bank of Canada, 200 Bay Street,
                              South Tower 15th, Toronto, Ontario, M5J 2J5

Sabina M. Ciminero            Prior to August 2000, Research Associate,
Assistant Vice President      International Graduate School of Management,
                              Soldiers Field Road, Boston, MA 02163;
                              Prior to August 1999, Research Associate,
                              Harvard Business School, Soldiers Field Road,
                              Boston, MA 02163

James Conklin                 Prior to May 2000, Vice President, Lehman
Vice President                Brothers, 3 World Financial Center,
                              New York, NY 10285

James Frederick Copper        Prior to February 2001, Assistant Vice
Vice President                President, Wellington Management Company,
                              75 State Street, Boston, MA 02109

C. Beth Cotner                Director, The Lyric Stage Theater,
Senior Vice President         140 Clarendon St., Boston, MA 02116

Collin Crownover              Prior to October 2000, Research Officer,
Vice President                Barclays Global Investors, 45 Fremont St.,
                              San Francisco, CA 94105

James L. Curtis               Prior to February 2001, Vice President,
Vice President                Sterling Capital Management,
                              301 S. College St., Charlotte, NC 28202

John R.S. Cutler              Member, Burst Media, L.L.C., 10 New England
Vice President                Executive Park, Burlington, MA 01803

Kenneth Daly                  President, Andover River Rd. TMA, River Road
Managing Director             Transportation Management Association,
                              7 Shattuck Rd., Andover, MA 01810

Simon Davis                   Prior to September 2000, Lead Manager,
Senior Vice President         Deutsche Asset Management, 1 Appold St.,
                              London, EC2

David Depew                   Prior to February 2001, Vice President,
Senior Vice President         Wellington Management, 75 State Street,
                              Boston, MA 02109

Ralph C. Derbyshire           Board Member, MSPCC, 399 Boylston St.,
Senior Vice President         Boston, MA; Board Member, Winchester After
                              School Program, Skillings Rd., Winchester, MA

Erin J. DeRoche               Prior to January 2001, Compensation Consultant,
Assistant Vice President      Partners Healthcare System, Inc.,
                              101 Merrimac Street #5, Boston, MA 02114

Kenneth J. Doerr              Prior to November 2000, Mid-Cap Portfolio
Senior Portfolio Manager      Manager, Principal, Equinox Capital Management,
                              590 Madison Avenue, New York, NY 10022

Emily Durbin                  Board of Directors, Family Service, Inc.,
Vice President                Lawrence, MA 01840

Karnig H. Durgarian           Board Member, EBRI, Suite 600, 2121 K St.,
Managing Director             N.W., Washington, DC 20037-1896. Trustee,
                              American Assembly, 122 C. St., N.W., Suite 350,
                              Washington, DC 20001

Nathan W. Eigerman            Trustee, Flower Hill Trust, 298 Marlborough St.,
Senior Vice President         #4, Boston, MA 02116

Kerim Engin                   Prior to February 2001, Consultant, StrategyX,
Vice President                2681 N. Orchard St., Chicago, IL 60614; Prior to
                              September 2000, Director Quantitative Research,
                              181 West Madison St., Chicago, IL 60602

Irene M. Esteves              Board of Director Member, American Management
Managing Director             Association Finance Council, 1601 Broadway,
                              New York, NY; Board of Director Member,
                              First Night Boston, 20 Park Plaza, Suite 927,
                              Boston, MA; Board of Director Member, SC Johnson
                              Commercialmarkets, 8310 16th St., Stutevant, WI
                              53177; Board of Director Member, Massachusetts
                              Taxpayers Foundation, 24 Province St., Boston,
                              MA; Board of Director Member, Mrs. Bairds
                              Bakeries, 515 Jones St., Suite 200, Fort Worth,
                              Texas 76102

James M. Falvey, Jr.          Prior to August 2000, Senior Vice President,
Senior Vice President         Dresdner, Kleinwort, Benson, One Boston Place,
                              Boston, MA 02108

Ian Ferguson                  Trustee, Park School, 171 Goddard Avenue,
Senior Managing Director      Brookline, MA 02146

Daisy D. Foquet               Prior to September 2000, Analyst, Dresdner RCM
Vice President                Global Investors, 10 Fenchurch Street,
                              London EC3M 3LB.

Jason Fromer                  Prior to August 2000, Currency/Macro Trader,
Vice President                Soros Fund Management, 888 7th Avenue,
                              33rd Floor, New York, NY 10106

David P. Galvin               Prior to December, 2000, Self-employed Private
Assistant Vice President      Instructor, Lawrence, Kansas 60649

Bartlett R. Geer              Prior to November 2000, Senior Vice President,
Senior Vice President         State Street Research & Management,
                              1 Financial Center, Boston, MA 02111

Frederik Gjerstad             Prior to November 2000, Portfolio Analyst,
Vice President                Frank Russell Company, 909 A Street,
                              Tacoma, WA 98422

John T. Golden                Prior to June 2000, Second Vice President,
Vice President                John Hancock Funds, 101 Huntington Ave.,
                              Boston, MA 02199

J. Peter Grant                Trustee, The Dover Church, Dover, MA 02030
Senior Vice President

Matthew D. Griffin            Prior to August 2000, Vice President,
Vice President                Harbor Capital Management,
                              125 High Street, Boston, MA 02110

Paul E. Haagensen             Director, Haagensen Research Foundation,
Senior Vice President         630 West 168th St., New York, NY  10032

Raymond K. Haddad             Prior to September 2000, Research Associate,
Vice President                Schroder & Co., 787 7th Avenue, New York,
                              NY 10019; Prior to September 2000, Research
                              Associate, Sanford C. Bernstein, 767 5th Avenue,
                              New York, NY 19153

Eric N. Harthun               Prior to March 2000, Portfolio Manager,
Vice President                Boston Partners Asset Management,
                              One Financial Center, Boston, MA 02111

Deborah R. Healey             Corporator, New England Baptist Hospital,
Senior Vice President         125 Parker Hill Ave., Boston, MA 02120;
                              Director, NEB Enterprises, 125 Parket Hill Ave.,
                              Boston, MA 02120

Karen Herold                  Prior to May 2000, Research Analyst,
Assistant Vice President      PricewaterhouseCoopers LLP,
                              One Post Office Square, Boston, MA 02109

Kellie K. Hill                Prior to October 2001, Managing Director,
Senior Vice President         Wells Capital Management, 525 Market St.,
                              San Francisco, CA 94105

Joseph Hosler                 Prior to February 2000, Vice President,
Vice President                Independent Investment Associates,
                              53 State St., Boston, MA 02109

Stefan K. Iris                Prior to December 1999, Investment Operations
Assistant Vice President      Specialist, John Hancock Funds,
                              101 Huntington Ave., Boston,MA 02199

Arjun Jayaraman               Prior to November 2000, Quantitative Analyst,
Assistant Vice President      Harborview Trading Associates,
                              425 E. 63rd St., E., New York, NY 10021

Rikiya Kato                   Prior to July 2000, Senior Portfolio Manager,
Vice President                Daiwa SB Investments, 7-9 Nihonbashi 2-chome,
                              Chuo-ku, Tokyo, Japan, 103-0027

Maximilian G. Kaufmann        Prior to October 2000, Quantitative Analyst,
Assistant Vice President      Citibank Global Asset Management,
                              100 First Stamford Place, Stamford, CT 06902

John L. Kellerman             Prior to March 2001, Senior Vice President-Head
Senior Vice President         of Trading, Sanwa Financial Products, Inc.,
                              1185 Avenue of the Americas, New York, NY 11036

Charles H. Krahmer            Prior to March 2000, Unit Manager and Business
Assistant Vice President      Analyst, Brown Brothers Harriman & Co.,
                              40 Water St., Boston, MA 02109

Leo Kropywiansky              Prior to June 2000, Vice President,
Vice President                Primark Decision Economics,
                              1 World Trade Center, New York, NY 10048

Deborah F. Kuenstner          Director, Board of Pensions,
Managing Director             Presbyterian Church, 1001 Market St.,
                              Philadelphia, PA

Sharon H. Lane                Prior to August 2000, Information Specialist,
Assistant Vice President      Arthur D. Little School of Management,
                              194 Beacon St., Chestnut Hill, MA 02467;
                              Prior to March 2000, Senior Information Research
                              Specialist, Bain & Co., 2 Copley Place,
                              Boston, MA 02117

Lawrence J. Lasser            Director, Marsh & McLennan Companies, Inc.,
President, Director           1221 Avenue of the Americas, New York, NY 10020;
and Chief Executive           Board of Governors and Executive Committee,
                              Investment Company Institute, 1401 H. St., N.W.
                              Suite 1200, Washington, DC 20005; Board of
                              Overseers, Museum of Fine Arts, 465 Huntington
                              Ave., Boston, MA 02115; Trustee, Beth Israel
                              Deaconess Medical Center, 330 Brookline Ave.,
                              Boston, MA; Member of the Council on Foreign
                              Relations, 58 East 68th St., New York, NY 10021;
                              Member of the Board of Directors of the United
                              Way of Massachusetts Bay, 245 Summer St.,
                              Suite 1401, Boston, MA 02110; Trustee of the
                              Vineyard Open Land Foundation, RFD Box 319X,
                              Vineyard Haven, MA 02568

Matthew J. Leighton           Prior to August 2000, Contractor, Synergistics
Assistant Vice President      Tech, Inc., 222 Forbes Road, Braintree, MA
                              02184; Prior to September 1999, Assistant
                              Treasurer, State Street Boston Corporation,
                              P.O. Box ;9280, Boston, MA 02209

Jesse S. Levitt               Prior to August 2000, Financial Analyst,
Assistant Vice President      Columbia University Investment Office,
                              475 Riverside Drive, Suite 401 New York, NY 10115

Helen Liu                     Prior to August 2000, Assistant Vice President
Vice President                and Senior Quantitative Analyst, Banc of America
                              Capital Management, 100 North Broadway,
                              St. Louis, MO 63102

Dean M. Maki                  Prior to November 2000, Senior Economist,
Vice President                Federal Reserve Board, 20th & C Streets, N.W.,
                              Washington, DC 20551

Shigeki Makino                Prior to August 2000, Director of Research,
Managing Director             Fidelity Investments, 82 Devonshire St.,
                              Boston, MA 02109

Kevin Maloney                 Institutional Director, Financial Management
Managing Director             Association, University of South Florida,
                              College of Business Administration, Suite 3331,
                              Tampa, FL 33620

Jennifer L. Martanacik        Prior to January 2001, Client Relations Manager,
Assistant Vice President      Thomson Financial, 22 Thomson Place,
                              Boston, MA 02210

Michael A. Mata               Prior to January 2001, Vice President,
Assistant Vice President      Lehman Brothers, 3 World Financial Center,
                              New York, NY 10285

Yumiko Matsubara              Prior to August 2000, Senior Consultant,
Assistant Vice President      Ernst & Yong Global Financial Services,
                              223 Uchisaiwai-Cho, Chiyoda-ku, Tokyo,
                              Japan 100-0011

James M. McCarthy             Prior to August 2001, Sales Officer, Mellon
Vice President                Private Asset Management, 1 Boston Place,
                              Boston, MA 02109

James P. Miller               Prior to May 2000, Managing Director, Bear
Senior Vice President         Stearns & Co., Inc., 245 Park Avenue, New York,
                              NY 10067

Jeanne L. Mockard             Trustee, The Bryn Mawr School, 109 W. Melrose
Senior Vice President         Avenue, Baltimore, MA 21210

Brian J. Monahan              Prior to August 2000, Global Emerging Markets
Assistant Vice President      Equity Trader, Grantham, Mayo, Van Otterloo,
                              and Co. LLC, 40 Rowes Wharf, Boston, MA 02110

Colin Moore                   Prior to June 2000, Chief Investment Officer,
Managing Director             Rockefeller & Co., Inc., 30 Rockefeller Plaza,
                              New York, NY 10112

Donald E. Mullin              Corporate Representative and Board Member, Delta
Senior Vice President         Dental Plan of Massachusetts, 10 Presidents
                              Landing, P.O. Box 94104, Medford, MA 02155

Kevin F. Murphy               Prior to December 1999, Managing Director,
Senior Vice President         BankBoston N.A., 210 Berkeley St.,
                              Boston, MA 02116

Colin Naughton                Prior to January 2001, Senior Analyst,
Assistant Vice President      Standard & Poor's, 24 Hartwell Ave.,
                              Lexington, MA 02421

Craig R. Oliver               Prior to August 2000, Principal, Analyst, State
Vice President                Street Global Advisors, Two International Place,
                              Boston, MA 02109

Dennis E. O'Rourke            Prior to March 2000, Analyst, BankBoston N.A.,
Vice President                210 Berkeley St., Boston, MA 02116

Keith Plapinger               Chairman and Trustee, Advent School,
Vice President                17 Brimmer St., Boston, MA 02108

Charles E. Porter             Trustee, Anatolia College, 130 Bowdoin St.,
Executive Vice President      Suite 1201, Boston, MA 02108; Governor, Handel &
                              Hayden Society, Horticulture Hall,
                              300 Massachusetts Ave., Boston, MA 02115

Ranjit Ranjamani              Prior to June 2000, Director of Finance and
Vice President                Business Planning, Xenergy, Inc., 3 Burlington
                              Woods, Burlington, MA 01803

Jakub Rehor                   Prior to July 2000, Research Associate,
Assistant Vice President      Sanford C. Bernstein, 767 Fifth Avenue,
                              New York, NY 10153

Thomas V. Reilly              Trustee, Knox College, 2 East South St.,
Managing Director             Galesburg, IL 61401

Neal J. Reiner                Prior to July 2001, Executive Vice President -
Senior Vice President         High Yield Portfolio Manager, Bain Capital-
                              Sankaty Advisors, 2 Copley Place,
                              Boston, MA 02109

Brian C. Rose                 Prior to April 2000, Equity Analyst, Loomis,
Assistant Vice President      Sayles & Co. Lp, 1 Financial Center,
                              Boston, MA 02111

James J. Russell              Prior to May 2000, Senior Data Analyst, Redwood
Assistant Vice President      Investment Systems, Inc., 76 Summer St., Boston,
                              MA 02110; Prior to May 2000, Senior Data
                              Analyst, IDD Information Systems, 100 Fifth
                              Avenue, Waltham, MA 02451

Jeff B. Sacknowitz            Prior to November 1999, Investment Associate,
Vice President                Independence Investment Associates,
                              53 State St., Boston, MA 02109

Robert Salvin                 Prior to July 2000, Chief Financial Officer,
Senior Vice President         Really Easy Internet Inc., 3925 W. Braker Lane,
                              Austin, TX 78759; Prior to January 2000,
                              Managing Director, BancBoston Robertson
                              Stephens, 100 Federal St., Boston, MA 02110

Justin M. Scott               Director, DSI Proprieties (Neja) Ltd.,
Managing Director             Epping Rd., Reydon, Essex CM19 5RD

Robert E. Secor               Prior to December 1999, Senior Consultant,
Assistant Vice President      Fame Information Services, 148 State Street,
                              Boston, MA 02110

Anthony R. Sellitto, III      Prior to September 2000, Senior Vice President,
Senior Vice President         Berger Fund Associates, 210 University Blvd.,
                              Denver, CO 80206

Gordon H. Silver              Trustee, Wang Center for the Performing Arts,
Managing Director             270 Tremont St., Boston, MA 02116

Amy P. Skaff                  Prior to November 2000, Consultant, Ernst &
Assistant Vice President      Young, 200 Clarendon St., Boston, MA 02135

Francis A. Smith              Prior to July 2001, Principal, State Street
Vice President                Global Advisors, 2 International Place,
                              Boston, MA 02110

Luke A. Smith                 Prior to December 1999, Quantitative Systems
Assistant Vice President      Analyst, Colonial Management, One Financial
                              Center, Boston, MA 02111

Karan S. Sodhi                Prior to November 2000, Research Analyst,
Vice President                Stephens, Inc., 175 Federal St., Boston, MA 02110

Eric H. Sorensen              Prior to August 2000, Managing Director, Global
Managing Director             Head of Quantitative Research, Salomon Smith
                              Barney, 7 World Trade Center, New York, NY 10048

Juan Carlos Sosa              Prior to September 2000, Analyst, State Street
Vice President                Research & Management, One Financial Center,
                              Boston, MA 02111

Steven Spiegel                Director, Ultra Diamond and Gold Outlet, 29 East
Senior Managing Director      Madison St., Suite 1800, Chicago, IL 60602;
                              Director, FACES New York University Medical
                              Center, 550 First Avenue, New York, NY 10016;
                              Trustee, Babson College, One College Drive,
                              Wellesley, MA 02157

Anthony E. Sutton             Prior to July 2001, Managing Member, McDonald-
Vice President                Sutton Asset Management LLC, 45 School St.,
                              Boston, MA 02109

David R. Thompson             Prior to August 2000, Senior Equity Analyst,
Vice President                Liberty Funds Group, One Financial Center,
                              Boston, MA 02111

Joseph H. Towell              Prior to September 2001, Managing Director and
Senior Vice President         Senior Vice President, First Union Securities,
                              301 South College St., Charlotte, NC 28202

John C. Van Tassel            Prior to July 2001, Managing Director, Bank One
Senior Vice President         Capital Corp., 55 W. Monroe, Chicago, IL 60614

Stephen W. Vandermark         Prior to March 2000, Vice President,
Senior Vice President         Quantitative Analytics, Lehman Brothers,
                              3 World Financial Center, New York, NY 10285

Richard B. Weed               Prior to December 2000, Senior Portfolio
Senior Vice President         Manager, State Street Global Advisors,
                              2 International Place, Boston, MA 02110

James C. Wiess                Prior to April 2000, Portfolio Manager,
Senior Vice President         J.P. Morgan, 60 Wall St., New York, NY 10005

Eric Wetlaufer                President and Member of Board of Directors,
Managing Director             The Boston Security Analysts Society, Inc.,
                              100 Boylston St., Suite 1050, Boston, MA 02110

Edward F. Whalen              Member of the Board of Directors, Hockomock Area
Senior Vice President         YMCA, 300 Elmwood St., North Attleboro, MA 02760

Richard P. Wyke               Director, Salem YMCA, One Sewall St., Salem, MA
Senior Vice President         01970

Frederick M. Wynn, Jr.,       Prior to June 2000, Senior Equity Analyst,
Vice President                Berger Fund Associates, 210 University Blvd.,
                              Denver, CO 80206

Alex Zinny                    Prior to June 2000, Proprietary Trader,
Assistant Vice President      Leerink Swann, One Financial Center,
                              Boston, MA 02111

Item 27.  Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Growth Fund, Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam International Growth Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam Strategic Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam Tax Smart Funds Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. None of the officers are officers of the Registrant except:

Name                          Position and Offices with Registrant

Richard Monaghan              Vice President
Gordon Silver                 Vice President

The principal business address of each person is One Post Office Square, Boston, MA 02109:

Name                          Position and Offices with Underwriter

Aaron III,Jefferson F.        Vice President
Addonisio,Corrado             Asst. Vice President
Ahonen,Jennifer D.            Vice President
Allouise,Donna A.             Asst. Vice President
Alpaugh,Christopher S.        Senior Vice President
Altomare,Mario P.             Vice President
Aoki,Hidemi                   Vice President
Arends,Laura D.               Vice President
Asher,Steven E.               Senior Vice President
Avery,Scott A.                Senior Vice President
Aymond,Christian E.           Senior Vice President
Aymond,Colin C.               Senior Vice President
Babcock III,Warren W.         Senior Vice President
Baker,Christopher H.          Vice President
Ball,Colleen H.               Asst. Vice President
Baltimore,Mark H.             Vice President
Barlow,Jane                   Vice President
Barnett,William E.            Asst. Vice President
Barrett,Thomas                Vice President
Battit,Suzanne J              Senior Vice President
Beatty,Elizabeth A.           Vice President
Beatty,Steven M.              Senior Vice President
Bergeron,Christopher E.       Vice President
Beringer,Thomas C.            Vice President
Bettencourt,Jennifer L.       Asst. Vice President
Boccio,Roseann E.             Asst. Vice President
Boneparth,John F.             Managing Director
Bosinger,Paul C.              Asst. Vice President
Bouchard,Keith R.             Senior Vice President
Bradford Jr.,Linwood E.       Managing Director
Bresnahan,Leslee R.           Managing Director
Buckner,Gail D.               Senior Vice President
Bunker,Christopher M.         Vice President
Burrill,Gregory J.            Senior Vice President
Cabana,Susan D.               Senior Vice President
Calcagno-Tahn,M.Joann         Senior Vice President
Callinan,Richard E.           Vice President
Campbell,Christopher F.       Asst. Vice President
Caramazza,Pierre C.           Asst. Vice President
Carey,Christopher P.          Vice President
Carlson,Joseph E.             Senior Vice President
Carlstrom,Camille L.          Asst. Vice President
Caruso,Robert M.              Vice President
Casey,David M.                Senior Vice President
Cass,William D.               Vice President
Castle Jr.,James R.           Senior Vice President
Cecchini,Jason T.             Asst. Vice President
Chapman,Frederick             Vice President
Chappell-Deal,Cynthia         Asst. Vice President
Choksi,Manisha J.             Vice President
Chrostowski,Louis F.          Senior Vice President
Church,Daniel J.              Senior Vice President
Clark,Richard B.              Senior Vice President
Clermont,Mary                 Vice President
Cohen,Jeff M.                 Vice President
Colleary,Gerry                Senior Vice President
Collette,A. Joseph            Vice President
Commane,Karen L.              Vice President
Condon,Meagan L.              Asst. Vice President
Coneeny,Mark L.               Managing Director
Connelly,Donald A.            Senior Vice President
Connolly,William T.           Managing Director
Cooley,Jonathan A.            Asst. Vice President
Corbett,Dennis                Vice President
Corvinus,F. Nicholas          Senior Vice President
Corwin,Kathleen K.            Vice President
Cote,Marie C. Asst.           Vice President
Cotto,Stephen P               Asst. Vice President
Cotton,Rick                   Vice President
Coveney,Anne M.               Senior Vice President
Cristo,Chad H.                Senior Vice President
Critchell Jr.,D.Alan          Vice President
Curran,Peter J.               Managing Director
Curry,John D.                 Senior Vice President
Dahill,Jessica E.             Vice President
Daly,Kenneth L.               Managing Director
Davidian,Raymond A.           Asst. Vice President
Daylor,Donna M.               Vice President
DeConto,Lisa B.               Senior Vice President
DeFao,Michael E.              Asst. Vice President
DeRoche,Erin J.               Asst. Vice President
Diaz,Roger                    Vice President
Dirstine,Michael T.           Vice President
Divney,Kevin M.               Senior Vice President
Donadio,Joyce M.              Asst. Vice President
Donaldson,Scott M.            Senior Vice President
Dougherty,Thomas              Senior Vice President
Durbin,Emily J.               Vice President
Durkee,Christine              Vice President
Ebayashi,Masato               Vice President
Edlin,David B.                Managing Director
Eidelberg,Kathleen E.         Asst. Vice President
Elder,Michael D.              Senior Vice President
Emhof,Joseph R.               Vice President
Esposito,Vincent              Managing Director
Esteves,Irene M.              Sr Managing Director
Fardy,Michael S.              Vice President
Favaloro,Beth A.              Senior Vice President
Felan III,Catarino            Vice President
Fiedler,Stephen J.            Asst. Vice President
Fishman,Mitchell B.           Senior Vice President
Flaherty,Patricia C.          Senior Vice President
Foley,Timothy P.              Senior Vice President
Galloni,Antonio M.            Vice President
Gennaco,Joseph P.             Managing Director
Gernon,John H.                Senior Vice President
Gessner,Mark A.               Vice President
Gibbs,Stephen C.              Vice President
Gipson,Zachary A.             Asst. Vice President
Goodfellow,Mark D.            Vice President
Goodman,Robert                Managing Director
Grace,Linda K.                Senior Vice President
Grant,Lisa M.                 Vice President
Grant,Mitchell T.             Managing Director
Graviere,Patrice              Senior Vice President
Grey,Eric M.                  Vice President
Grillo,Tracy E.               Asst. Vice President
Grove,Denise                  Senior Vice President
Groves,Gina R.                Asst. Vice President
Guerin,Donnalee               Vice President
Gundersen,Jan S.              Asst. Vice President
Hadley,Christopher            Vice President
Hagan IV,J. A.                Asst. Vice President
Haines,James B.               Vice President
Halloran,James E.             Senior Vice President
Halloran,Thomas W.            Managing Director
Hamilton,Melissa A.           Asst. Vice President
Hanus,Michael J.              Senior Vice President
Harbeck,John D.               Senior Vice President
Harring,Linda                 Senior Vice President
Hartley-Sullivan,Deborah      Vice President
Hayes,Tracey A.               Asst. Vice President
Hayes-Castro,Deanna R.        Vice President
Hazzard,Jessica L.            Vice President
Healey,Michelyn M.            Asst. Vice President
Heller,Kim G.                 Vice President
Henderson,Jane                Senior Vice President
Herman,C. C. Senior           Vice President
Hess,Kristen R. Asst.         Vice President
Higdon,Eric                   Vice President
Hilliard,Geoffrey W.          Senior Vice President
Hinkle,Brennan M.             Vice President
Hoey,Thomas J.                Senior Vice President
Hoffman,Theron S.             Sr Managing Director
Holder-Watts,Sherrie V.       Senior Vice President
Holland,Jeffrey K.            Vice President
Holland,Julie E.              Asst. Vice President
Holmes,Maureen A.             Vice President
Hong,Christina W.             Asst. Vice President
Hotchkiss,Michael F.          Senior Vice President
Huang,Jesse C.                Vice President
Hutcherson,Eric A.            Vice President
Hutchins,Robert B.            Vice President
Hyland,John P.                Vice President
Inoue,Hitoshi                 Vice President
Itai,Takeshi                  Senior Vice President
Jackman,Sean R.               Asst. Vice President
Jacobsen,Dwight D.            Managing Director
Jilek Jr.,D. D.               Asst. Vice President
Jones,Thomas A.               Senior Vice President
Kadnar,Stephanie T.           Vice President
Kaminsky,Gregory C.           Senior Vice President
Kaminsky,Michael J.           Asst. Vice President
Kanwal,Amrit                  Managing Director
Kapinos,Peter J.              Vice President
Keenan,Matthew H.             Senior Vice President
Keene,Sabrina S.              Asst. Vice President
Keith,Pamela J.               Asst. Vice President
Kelley,Brian J.               Senior Vice President
Kelly,A.Siobhan               Vice President
Kelly,David                   Senior Vice President
Kennedy,Alicia C.             Vice President
Kilcullen,Daniel M.           Managing Director
Kinsman,Anne                  Senior Vice President
Kircher,Richard T.            Asst. Vice President
Kirk,Deborah H.               Senior Vice President
Kline,Bonnie S.               Asst. Vice President
Kringdon,Joseph D.            Managing Director
LaFleur,Katie L.              Vice President
Lacascia,Charles M.           Senior Vice President
Landers,Bruce M.              Vice President
Landers,Michael J.            Vice President
Lathrop,James D.              Senior Vice President
Leipsitz,Margaret             Vice President
Lemire,Ellen E. Asst.         Vice President
Lemire,Kevin                  Senior Vice President
Levy,Eric S.                  Senior Vice President
Levy,Norman S.                Vice President
Lewandowski Jr., Edward V.    Senior Vice President
Lewandowski,Edward V.         Senior Vice President
Lewis,Paul                    Vice President
Li,Mei                        Asst. Vice President
Lieberman,Samuel L.           Senior Vice President
Lilien,David R.               Senior Vice President
Lord,Caroline F.              Asst. Vice President
Luciano,Joseph A.             Asst. Vice President
MacDonald,Richard A.          Senior Vice President
MacLean,Guillermo A.          Asst. Vice President
Maglio,Nancy T.               Asst. Vice President
Malek,Ziad                    Managing Director
Malone,James                  Asst. Vice President
Mancini,Dana                  Vice President
Mancini,Jane M.               Managing Director
Mann,Ellen M. Asst.           Vice President
Marrone,Alfred J.             Asst. Vice President
Martens,Erwin W.              Managing Director
Martino,Michael               Managing Director
Martz,Emily L.                Vice President
Mata,Michael A.               Senior Vice President
McAvoy,Bridget                Vice President
McCarthy,Anne B.              Asst. Vice President
McConville,Paul D.            Senior Vice President
McCracken,Brian               Vice President
McCutcheon,Bruce A            Senior Vice President
McDermott,Nancy J.            Asst. Vice President
McDermott,Robert J.           Vice President
McDevitt,William E.           Vice President
McInis,Brian S.               Vice President
McNamara,Laura                Vice President
McNamee,Mary G.               Senior Vice President
Meehan,Robert F.              Senior Vice President
Melehan,Daniel P.             Vice President
Michejda,Marek A.             Senior Vice President
Miller Jr.,Edward D.          Asst. Vice President
Miller,Jeffrey M.             Managing Director
Minsk,Judith                  Vice President
Monaghan,Richard A.           Director
Monahan,Kimberly A.           Vice President
Moody,Paul R.                 Senior Vice President
Moore,Jerome B.               Vice President
Moret,Mitchell L.             Senior Vice President
Morey,John P.                 Senior Vice President
Moscardini,Andrew J.          Vice President
Mosher,Barry L.               Vice President
Moynihan,Kathleen M.          Asst. Vice President
Mrozienski,Joseph M.          Asst. Vice President
Mullen,Donald E.              Senior Vice President
Munsell,Kerry E.              Asst. Vice President
Munson,Brian D.               Vice President
Murphy Jr.,Kenneth W.         Vice President
Murray,Brendan R.             Senior Vice President
Nadherny,Robert               Managing Director
Nagashima,Toshio              Managing Director
Nakamura,Denise-Marie         Vice President
Nash,Jonathan M.              Vice President
Natale,Lisa A.                Vice President
Neary,Ellen R.                Vice President
Nelson,Alexander L.           Managing Director
Nickodemus,John P.            Managing Director
Nicolazzo,Jon C.              Vice President
Noble,John D.                 Senior Vice President
O'Brien-Wilkins,Nancy M.      Asst. Vice President
O'Connell Jr.,Paul P.         Vice President
O'Connell,Gayle M.            Vice President
O'Connor,Brian P.             Vice President
O'Connor,Matthew P.           Senior Vice President
O'Toole,Daniel J.             Vice President
Olsen,Stephen                 Asst. Vice President
Orr,Kevin                     Vice President
Owens,Sayuri F.               Asst. Vice President
Palmer,Patrick J.             Vice President
Pampliega,Carlos              Senior Vice President
Parker,Ryan C.                Asst. Vice President
Parr,Cynthia O.               Senior Vice President
Peck Jr.,Charles J.           Asst. Vice President
Perkins,Erin M.               Asst. Vice President
Peters,Jeffrey F.             Managing Director
Phoenix,Joseph                Managing Director
Pike,John R.                  Vice President
Pisciotta,Jason M.            Asst. Vice President
Plapinger,Keith               Senior Vice President
Powers,Brian S.               Vice President
Provost,Paul M.               Vice President
Puddle,David G.               Senior Vice President
Pulkrabek,Scott M.            Vice President
Putnam,George                 Director
Quinn,Michael R.              Vice President
Quinn,Patrick J.              Asst. Vice President
Reed,Frank C.                 Vice President
Renkas,Richard C.             Asst. Vice President
Rider,Wendy A.                Senior Vice President
Rodts,Jennifer M.             Asst. Vice President
Rosmarin,Adam L.              Vice President
Rotell,Paul M.                Asst. Vice President
Rowe,Robert B.                Vice President
Rusko,Steven N.               Asst. Vice President
Ryan,William M.               Vice President
Saunders,Catherine A.         Managing Director
Sawyer,Matthew A.             Vice President
Scales,Matthew B.             Vice President
Schepp-Dries,Peter            Senior Vice President
Schmid,Calvin E.              Senior Vice President
Schultz,Mitchell D.           Managing Director
Scordato,Christine A.         Senior Vice President
Segers,Elizabeth R.           Managing Director
Selden,Denise D.              Senior Vice President
Seward,Lindsay H.             Asst. Vice President
Shamburg,John B.              Vice President
Shanahan,Christopher W.       Vice President
Sherman,Kate                  Vice President
Short,Jonathan D.             Senior Vice President
Siebold,Mark J.               Vice President
Siemon Jr.,Frank E.           Asst. Vice President
Silva,J. P.                   Senior Vice President
Silver,Gordon H.              Sr Managing Director
Silver,Jill R.                Asst. Vice President
Skistimas Jr,John J.          Vice President
Smith,Lori E.                 Vice President
Solano,Nicole M.              Asst. Vice President
Soule,Scott W.                Asst. Vice President
Spiegel,Steven                Sr Managing Director
Spigelmeyer III,Carl M.       Vice President
Starishevsky,Daniel           Senior Vice President
Statuta,Jason M.              Vice President
Steen,Kevin P.                Vice President
Stickney,Paul R.              Senior Vice President
Stuart,James F.               Vice President
Stumpf,Ralph-Ingo             Senior Vice President
Sullivan,Brian L.             Senior Vice President
Sullivan,Elaine M.            Senior Vice President
Sullivan,Kevin J.             Senior Vice President
Sullivan,Maryann              Asst. Vice President
Suzuki,Toshimi                Senior Vice President
Sweeney,Janet C.              Senior Vice President
Tanaka,Toshiaki               Vice President
Tavares,April M.              Vice President
Taylor Jr,David G.            Vice President
Telling,John R.               Senior Vice President
Tibbetts,Richard B.           Managing Director
Toda,Hiroyuki                 Vice President
Tomohiro,Masamitsu            Asst. Vice President
Tracey,John B.                Asst. Vice President
Troped Blacker,Bonnie         Senior Vice President
Upham,Scott E.                Vice President
Vande Water,Katie D.          Senior Vice President
Vierra,Scott G.               Senior Vice President
Walsh,Julia A.                Asst. Vice President
Warde,Elizabeth A.            Asst. Vice President
Waters,Mitchell J.            Senior Vice President
Welch III,William A.          Asst. Vice President
Werths,Beth K.                Asst. Vice President
Whalen,Brian                  Senior Vice President
Whalen,Edward F.              Managing Director
Whitaker,J. G.                Senior Vice President
White,Patrick J.              Asst. Vice President
Whiting,Amanda M.             Vice President
Wicklund,Jeffrey A.           Vice President
Williams,Jason M.             Asst. Vice President
Woodlock,Ronald J.            Vice President
Woolverton,William H.         Managing Director
Wright Jr.,Edmund F.          Vice President
Young,Jason P.                Vice President
Zografos,Laura J.             Senior Vice President
Zukowski,Virginia A.          Senior Vice President
deMont,Lisa M.                Senior Vice President

Item 28. Location of Accounts and Records


Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Judith Cohen; Registrant's investment adviser, Putnam Investment Management, LLC.; Registrant's principal underwriter, Putnam Retail Management Limited Partnership; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 29. Management Services

         None.

Item 30. Undertakings

         None.

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Global Natural Resources Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.



POWER OF ATTORNEY

We, the undersigned Officers of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Charles E. Porter, Patricia Flaherty, John W. Gerstmayr, Bryan Chegwidden and Gordon H. Silver, and each of them singly, our true and lawful attorneys, with full power to them and each of them, to sign for us, and in our names and in the capacities indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto our said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.


        WITNESS my hand and seal on the date set forth below.

Signature                 Title                  Date

/s/ Michael T. Healy
------------------------   Assistant Treasurer   December 21, 2000
Michael T. Healy

/s/ Judith Cohen
------------------------   Clerk                 December 21, 2000
Judith Cohen


Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asia Pacific Growth Fund
Putnam Asset Allocation Funds
Putnam Balanced Retirement Fund
Putnam California Tax Exempt Income Fund
Putnam California Tax Exempt Money Market Fund
Putnam Capital Appreciation Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Growth Fund
Putnam Florida Tax Exempt Income Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Governmental Income Trust
Putnam Global Growth Fund
Putnam Global Natural Resources Fund
The Putnam Fund for Growth and Income
Putnam Health Sciences Trust
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam International Growth Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Municipal Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam New York Tax Exempt Money Market Fund
Putnam New York Tax Exempt Opportunities Fund
Putnam Ohio Tax Exempt Income Fund
Putnam OTC & Emerging Growth Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Preferred Income Fund
Putnam Strategic Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam Tax Smart Funds Trust
Putnam U.S. Government Income Trust
Putnam Utilities Growth and Income Fund
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II


POWER OF ATTORNEY

I, the undersigned Treasurer of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Patricia Flaherty, John W. Gerstmayr, Bryan Chegwidden and Gordon
H. Silver, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.


        WITNESS my hand and seal on the date set forth below.

Signature                  Title                    Date

/s/ Charles E. Porter
------------------------   Treasurer                December 21, 2000
Charles E. Porter


Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asia Pacific Growth Fund
Putnam Asset Allocation Funds
Putnam Balanced Retirement Fund
Putnam California Tax Exempt Income Fund
Putnam California Tax Exempt Money Market Fund
Putnam Capital Appreciation Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Growth Fund
Putnam Florida Tax Exempt Income Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Governmental Income Trust
Putnam Global Growth Fund
Putnam Global Natural Resources Fund
The Putnam Fund for Growth and Income
Putnam Health Sciences Trust
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam International Growth Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Municipal Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam New York Tax Exempt Money Market Fund
Putnam New York Tax Exempt Opportunities Fund
Putnam Ohio Tax Exempt Income Fund
Putnam OTC & Emerging Growth Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Preferred Income Fund
Putnam Strategic Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam Tax Smart Funds Trust
Putnam U.S. Government Income Trust
Putnam Utilities Growth and Income Fund
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II


POWER OF ATTORNEY

I, the undersigned Trustee of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Charles E. Porter, Patricia Flaherty, John W. Gerstmayr, Bryan Chegwidden and Gordon H. Silver, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-2 or Form N-14 of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

       WITNESS my hand and seal on the date set forth below.

Signature                  Title                         Date

/s/ Charles B. Curtis
------------------------   Trustee                       July 1, 2001
Charles B. Curtis


Schedule A

Putnam California Investment Grade Municipal Trust
Putnam Convertible Opportunities and Income Trust
Putnam High Income Convertible and Bond Fund
Putnam High Yield Municipal Trust
Putnam Investment Grade Municipal Trust
Putnam Investment Grade Municipal Trust II
Putnam Investment Grade Municipal Trust III
Putnam Managed High Yield Trust
Putnam Managed Municipal Income Trust
Putnam Master Income Trust
Putnam Master Intermediate Income Trust
Putnam Municipal Opportunities Trust
Putnam New York Investment Grade Municipal Trust
Putnam Premier Income Trust
Putnam Tax-Free Health Care Fund

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration
Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of December, 2001.


                                Putnam Global Natural Resources Fund


                                By:/s/ Gordon H. Silver, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title

John A. Hill                  Chairman of the Board; Trustee

George Putnam, III            President; Principal Executive Officer; Trustee

Charles E. Porter             Executive Vice President; Treasurer and
                              Principal Financial Officer

Michael T. Healy              Assistant Treasurer and
                              Principal Accounting Officer

Jameson A. Baxter             Trustee

Charles B. Curtis             Trustee

Ronald J. Jackson             Trustee

Paul L. Joskow                Trustee

Elizabeth T. Kennan           Trustee

Lawrence J. Lasser            Trustee

John H. Mullin, III           Trustee

Robert E. Patterson           Trustee

A.J.C. Smith                  Trustee

W. Thomas Stephens            Trustee

W. Nicholas Thorndike         Trustee

                               By:/s/ Gordon H. Silver,
                               as Attorney-in-Fact

                               December 28, 2001


EXHIBIT INDEX

Item 23                       Exhibit

(g) Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended June 1, 2001.
(j)(2)  Consent of Independent Accountants - PricewaterhouseCoopers LLP.
(j)(3)  Consent of Independent Accountants - KPMG LLP.
(n)     Rule 18f-3 Plan -- dated June 1, 2001